Summary of Significant Accounting Policies (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2021
Cost of revenue	$ 193,876	$ 56,338
Accumulated deficit	(69,483,666)	(59,381,400)	$ (74,566,018)
Total Stockholders' Equity	3,635,312	3,348,668	$ 2,832,317	$ 3,216,346	$ 3,763,750	$ 3,319,471	$ 2,841,826	$ 3,020,096	$ (52,859)
Cost of inventory
Cost of revenue	101,978	56,338
Freight and shipping
Cost of revenue	14,494	8,674
Consulting and advisory
Cost of revenue	30,100	21,569
Royalty and sales commission
Cost of revenue	47,304	4,664
As Filed [Member]
Cost of revenue	$ 0	$ 0
Accumulated deficit						(69,114,072)
Total Stockholders' Equity						3,504,906
Adjustment [Member]
Accumulated deficit						(185,435)
Total Stockholders' Equity						(185,435)
As Restated [Member]
Accumulated deficit						(69,299,507)
Total Stockholders' Equity						$ 3,319,471